Financing Received from the Argentine Central Bank and Other Financial Institutions - Summary of Loans from the Argentina Central Bank and Other Financial Institutions (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 881,745,712	$ 581,156,334
Argentine Central Bank Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	2,378,397	462,231
Correspondents
Disclosure of detailed information about borrowings [line items]
Borrowings	36,036,307	10,868,751
Financing from Local Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	623,152,300	544,336,242
Financing from Foreign Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	218,793,345	23,683,803
Financing from International Financial Institutions
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,385,363	$ 1,805,307